TYPE           	 13F-HR
PERIOD           06/30/2007
FILER            OVERBROOK MANAGEMENT CORP.


SUBMISSION-CONTACT
NAME	            M. GRECCO
PHONE               212-661-8710



uNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
REPORT FOR THE QUARTER ENDED: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):       [ ] is a restatement.
	                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                    Name:          Overbrook Management Corp.
                    Address: 	   122 E. 42nd Street, Suite 2500
                              	   New York, NY 10168
                    13F File Number:28-10593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:               Mary Grecco
Title:              CFO AND CCO
Phone:              (212) 661-8710
Signature	    Place          and, Date of Signing
Mary Grecco         New York, NY   August 13, 2007

Report Type (Check only one.):
                    [ ] 13F HOLDINGS REPORT
                    [ ] 13F NOTICE
                    [x] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
Form 13F File Number	Name
28-2408			Greenhaven Associates
28-10124		H. A. Schupf
08-1068 		Neuberger Berman

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      	0
Form 13F Information Table Entry Total:      	60
Form 13F Information Table Value Total:      	249,793


FORM 13F INFORMATION TABLE
NAME
OF			 			VALUE 	 SHARES/ SH/	PUT/	INVESTMENT OTHER VOTING AUTHORITY
ISSUER			CLASS	CUSIP		(x$1000) 	PRN AMT PRNCALL	DISCRETION MGRS. SOLE 	SHARED	 NONE

ABBOTT LABS		COM	002824100	 1,578 	 29,461  SH		SOLE		 29,461
ALCOA INC		COM	013817101	 5,136 	 126,730 SH		SOLE		 126,730
AMERICAN EXPRESS CO 	COM	025816109	 3,110 	 50,835  SH		SOLE		 50,835
AIGINC			COM	026874107	 16,501  235,626 SH		SOLE		 235,626
ANADARKO PETE CORP 	COM	032511107	 1,578 	 30,355  SH		SOLE		 30,355
APACHE CORP		COM	037411105	 602 	 7,380   SH		SOLE		 7,380
AQUILA INC		COM	03840p102	 49 	 11,938  SH		SOLE		 11,938
AT&T INC		COM	00206R102	 1,448 	 34,881  SH		SOLE		 34,881
AUTOMATIC DATA PROCESS	COM	053015103	 1,084 	 22,363  SH		SOLE		 22,363
AVERY DENNISON CORP	COM	053611109	 1,233 	 18,550  SH		SOLE		 18,550
BANK OF AMERICA CORP	COM	060505104	 4,021 	 82,252  SH		SOLE		 82,252
BERKSHIRE HATHAWAY 	COM	084670207	 3,839 	 1,065 	 SH		SOLE		 1,065
BP PLC SPONSORED 	ADR	055622104	 1,356 	 18,802  SH		SOLE		 18,802
CAMPBELL SOUP CO 	COM	134429109	 472 	 12,150  SH		SOLE		 12,150
CARPENTER TECHNOLOGY	COM	144285103	 3,396 	 26,060  SH		SOLE		 26,060
CBS CORP NEW CLASS B	COM	124857202	 2,083 	 62,529  SH		SOLE		 62,529
CHEVRON CORPORATION	COM	166764100	 7,418 	 88,058  SH		SOLE		 88,058
CITIGROUP INC		COM	172967101	 4,285 	 83,554  SH		SOLE		 83,554
COCA COLA CO		COM	191216100	 449 	 8,591 	 SH		SOLE		 8,591
CONOCOPHILLIPS		COM	20825C104	 6,015 	 76,630  SH		SOLE		 76,630
CONSOLIDATED EDISON	COM	209115104	 266 	 5,889 	 SH		SOLE		 5,889
EVEREST RE GROUP LTD 	COM	g3223r108	 5,715 	 52,605  SH		SOLE		 52,605
EXXON MOBIL CORP	COM	30231G102	 19,871  236,903 SH		SOLE		 236,903
FANNIE MAE 		COM	313586109	 4,229 	 64,730  SH		SOLE		 64,730
FEDEX CORP 		COM	31428X106	 627 	 5,650 	 SH		SOLE		 5,650
FRIEDMAN BILLINGS RMSY 	COM	358434108	 55 	 10,001  SH		SOLE		 10,001
GENERAL AMERN INVS FUND	COM	368802104	 39,526  974,742 SH		SOLE		 974,742
GENERAL DYNAMICS CORP	COM	369550108	 1,987 	 25,400  SH		SOLE		 25,400
GENERAL ELECTRIC CO	COM	369604103	 8,732 	 228,097 SH		SOLE		 228,097
HALLIBURTON COMPANY 	COM	406216101	 8,758 	 253,864 SH		SOLE		 253,864
HESS CORP		COM	42809H107	 955 	 16,200  SH		SOLE		 16,200
HOME DEPOT INC 		COM	437076102	 8,774 	 222,974 SH		SOLE		 222,974
HONEYWELL INTL INC 	COM	438516106	 3,820 	 67,870  SH		SOLE		 67,870
INTEL CORP		COM	458140100	 6,122 	 257,893 SH		SOLE		 257,893
IBM			COM	459200101	 410 	 3,900 	 SH		SOLE		 3,900
iSHARES MSCI EAFE INDEX COM	464287465	 7,384 	 91,416  SH		SOLE		 91,416
JOHNSON & JOHNSON 	COM	478160104	 13,226  214,631 SH		SOLE		 214,631
JPMORGAN CHASE & CO	COM	46625H100	 4,413 	 91,080  SH		SOLE		 91,080
KIMBERLY CLARK CORP 	COM	494368103	 2,159 	 32,279  SH		SOLE		 32,279
MEDTRONIC INC 		COM	585055106	 2,303 	 44,400  SH		SOLE		 44,400
MERCK & CO INC		COM	589331107	 259 	 5,200   SH		SOLE		 5,200
MICROSOFT CORP		COM	594918104	 2,038 	 69,140  SH		SOLE		 69,140
NATIONAL CITY CORP	COM	635405103	 2,878 	 86,364  SH		SOLE		 86,364
NATIONAL HOME HLT CARE 	COM	636380107	 872 	 69,108  SH		SOLE		 69,108
NATIONAL-OILWELL INC.	COM	637071101	 730 	 7,000 	 SH		SOLE		 7,000
PARTNERRE LTD BERMUDA 	COM	g6852t105	 4,720 	 60,900  SH		SOLE		 60,900
PFIZER INC. 		COM	717081103	 5,108 	 199,775 SH		SOLE		 199,775
PRIMEDIA INC 		COM	74157k846	 29 	 10,111  SH		SOLE		 10,111
PROCTER & GAMBLE CO	COM	742718109	 339 	 5,546 	 SH		SOLE		 5,546
ROYAL DUTCH SHELL 	ADR	780259206	 1,432 	 17,636  SH		SOLE		 17,636
SCHLUMBERGER LTD 	COM	806857108	 1,021 	 12,016  SH		SOLE		 12,016
STATE STR CORP		COM	857477103	 1,785 	 26,100  SH		SOLE		 26,100
STREETTRACKS GOLD TR 	COM	863307104	 4,051 	 63,035  SH		SOLE		 63,035
TEXAS INSTRUMENTS INC	COM	882508104	 5,683 	 151,011 SH		SOLE		 151,011
TIME WARNER INC NEW	COM	887317105	 554 	 26,330  SH		SOLE		 26,330
TOYOTA MOTOR CORP SP 	ADR	892331307	 5,127 	 40,730  SH		SOLE		 40,730
TYCO INTERNATIONAL LTD.	COM	g9143x208	 2,031 	 60,092  SH		SOLE		 60,092
UNION PAC CORP 		COM	907818108	 1,310 	 11,375  SH		SOLE		 11,375
WAL-MART STORES INC	COM	931142103	 4,628 	 96,206  SH		SOLE		 96,206
WISDOMTREE TRUST TOTAL 	COM	97717w109	 214 	 3,565 	 SH		SOLE		 3,565

